Discontinued Operations – Assets Held for Sale (Details) - Schedule of Solis and Subsidiaries in Romania - Romania [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Condensed Income Statements, Captions [Line Items]
Revenues	$ 3,649	$ 5,161	$ 9,488	$ 13,276
Operating Expenses
Cost of revenues	(1,374)	(662)	(3,678)	(2,217)
Selling, general, and administrative	(77)	(986)	(1,559)	(2,487)
Depreciation, amortization, and accretion	(504)	(608)	(1,495)	(1,490)
Costs of disposal of assets	(635)		(730)
Development costs		(18)		(438)
Total operating expenses	(2,590)	(2,274)	(7,462)	(6,632)
Income/(loss) from discontinued operations	1,059	2,887	2,026	6,644
Other income/(expense):
Interest expense	(3,428)	(3,825)	(8,412)	(10,599)
Solis bond waiver		(11,221)		(11,221)
Other expense			(221)	(7)
Total other expenses	(3,428)	(15,046)	(8,633)	(21,827)
Loss before provision for income taxes	(2,369)	(12,159)	(6,607)	(15,183)
Income taxes
Net loss from discontinued operations	(2,369)	(12,159)	(6,607)	(15,183)
Impact on EPS
Net loss attributable to common stockholders, basic	(2,369)	(12,159)	(6,607)	(15,183)
Net loss attributable to common stockholders, diluted	$ (2,369)	$ (12,159)	$ (6,607)	$ (15,183)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.72)	$ (5.29)	$ (2)	$ (6.6)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.72)	$ (5.29)	$ (2)	$ (6.6)
Weighted-average common stock outstanding, basic (in Shares)	3,311,194	2,300,000	3,311,194	2,300,000
Weighted-average common stock outstanding, diluted (in Shares)	3,311,194	2,300,000	3,311,194	2,300,000